CARILLON SERIES TRUST
Carillon Cougar Tactical Allocation Fund

SUPPLEMENT DATED APRIL 13, 2018 TO
THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MARCH 1, 2018

Effective April 1, 2018, Abdullah Sheikh, FSA, MAAA has joined the Portfolio Management Team as a Portfolio Manager for the Carillon Cougar Tactical Allocation Fund (the “fund”).

As a result, effective April 1, 2018, the following changes are made to the Prospectus and the fund’s Summary Prospectus, as applicable.

The “Portfolio Managers” section page 6 of the Summary Prospectus and page 15 of the “Summary” section of the Prospectus for the fund is replaced with the following:

Portfolio Managers | James Breech, Ph.D., and Abdullah Sheikh, FSA, MAAA, are primarily responsible for the day-to-day management of the fund.  Dr. Breech has been Portfolio Manager of the fund since its inception in 2015.  Mr. Sheikh has been Portfolio Manager of the fund since April 1, 2018.

In the “Portfolio Managers” section of the Prospectus beginning on page 87, the “Carillon Cougar Tactical Allocation Fund” paragraph is replaced with the following:

Carillon Cougar Tactical Allocation Fund — James Breech, Ph.D., and Abdullah Sheikh, FSA, MAAA, are the Portfolio Managers of the fund and are primarily responsible for the day-to-day management of the fund – Dr. Breech since its inception in 2015 and Mr. Sheikh since April 1, 2018. Dr. Breech has served as Portfolio Manager, President, and CEO at Cougar Global since founding it in 1993.  Prior to forming Cougar Global, Dr. Breech spent over ten years specializing in global capital markets. He taught international finance in the MBA program in the Faculty of Administrative Studies and was a Full Professor at York University in Toronto. Mr. Sheikh joined Cougar Global in 2017, after eleven years at J.P. Morgan Asset Management. Mr. Sheikh has spent the majority of his career developing frameworks designed to generate optimal strategic and tactical asset allocations for a range of sophisticated institutional and retail clients.  Prior to joining J.P. Morgan Asset Management, Mr. Sheikh was an actuarial analyst for four years at Watson Wyatt Worldwide. He earned a bachelor’s degree in actuarial science from the London School of Economics and Political Science and a Master’s Degree in computational finance from Carnegie Mellon University.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

CARILLON SERIES TRUST
Carillon Cougar Tactical Allocation Fund

SUPPLEMENT DATED APRIL 13, 2018 TO
STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2018

Effective April 1, 2018, Abdullah Sheikh, FSA, MAAA has joined the Portfolio Management Team as a Portfolio Manager for the Carillon Cougar Tactical Allocation Fund (the “fund”).

As a result, the Statement of Additional Information (“SAI”) is amended as described below, effective April 1, 2018.

In the “Portfolio Managers” section beginning on page 85 of the SAI, paragraphs two through four of the “Cougar Global” section are replaced with the following:

As of April 1, 2018, Mr. Sheikh is responsible for the day-to-day management of the following other accounts:

	Number of accounts	Total assets
Registered investment companies	0	$0
Other pooled investment vehicles	0	$0
Other accounts	6448	$1.08 billion

In none of the accounts above is the advisory fee payable to Cougar Global based upon the account’s performance.

Dr. Breech’s and Mr. Sheikh’s benchmarks for evaluation purposes include Lipper and Morningstar rankings for mutual fund performance and the Barclays Capital U.S. Aggregate Bond Index or MSCI ACWI® Index (as appropriate) for separate accounts along with peer group rankings such as those from Callan Associates and Mercer Investment Consulting.

As of December 31, 2017, Dr. Breech does not own any shares of the Tactical Allocation Fund.  As of April 1, 2018, Mr. Sheikh does not own any shares of the Tactical Allocation Fund.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE